FORUM FUNDS

                              INVESTORS GROWTH FUND

                        Supplement Dated June 25, 1998 to
                        Prospectus Dated December 1, 1997


Effective as of the quarter ended June 30, 1998, the following sentence replaces the first sentence under "Dividends and Tax Matters - Dividends" on page 15 of the prospectus:

Dividends of the  Fund's  net investment income are declared and paid quarterly.